Schedule of Investments (unaudited)	iShares® Global Financials ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.0%
ASX Ltd.	65,991	$4,459,948
Australia & New Zealand Banking Group Ltd.	955,453	19,138,996
Commonwealth Bank of Australia	576,867	42,406,232
Insurance Australia Group Ltd.	812,629	2,518,355
Macquarie Group Ltd.	119,662	17,887,703
Medibank Pvt Ltd.	934,380	2,275,777
National Australia Bank Ltd.	1,115,291	23,417,880
QBE Insurance Group Ltd.	506,698	4,184,177
Suncorp Group Ltd.	429,191	3,455,450
Westpac Banking Corp.	1,240,216	19,240,105
		138,984,623

Austria — 0.2%
Erste Group Bank AG	115,996	5,437,935

Belgium — 0.6%
Ageas SA/NV.	60,637	3,140,224
Groupe Bruxelles Lambert SA	34,946	3,903,008
KBC Group NV	113,778	9,775,946
		16,819,178
Brazil — 0.2%
B3 SA - Brasil, Bolsa, Balcao	2,114,513	4,210,807
Banco do Brasil SA	488,526	2,524,894
		6,735,701

Canada — 8.6%
Bank of Montreal.	219,022	23,580,858
Bank of Nova Scotia (The)	410,741	29,077,716
Brookfield Asset Management Inc., Class A	495,482	29,922,029
Canadian Imperial Bank of Commerce	153,245	17,863,137
Manulife Financial Corp.	656,564	12,514,137
National Bank of Canada	114,094	8,698,546
Power Corp. of Canada	194,070	6,413,001
Royal Bank of Canada	483,060	51,267,485
Sun Life Financial Inc.	199,721	11,116,926
Toronto-Dominion Bank (The)	616,517	47,266,547
		237,720,382

Chile — 0.1%
Banco de Chile	14,678,345	1,146,360
Banco Santander Chile, ADR	49,379	804,384
		1,950,744

China — 2.5%
Bank of China Ltd., Class H	25,963,000	9,340,613
China Construction Bank Corp., Class H	35,091,720	24,316,676
China Merchants Bank Co. Ltd., Class H	1,274,500	9,915,073
Industrial & Commercial Bank of China Ltd., Class H	22,492,000	12,687,351
Ping An Insurance Group Co. of China Ltd., Class H	2,016,500	14,531,129
		70,790,842

Colombia — 0.0%
Bancolombia SA, ADR	37,499	1,184,593

Denmark — 0.2%
Danske Bank A/S	234,198	4,043,193

Finland — 0.8%
Nordea Bank Abp	1,192,116	14,542,082
Sampo OYJ, Class A	170,446	8,530,485
		23,072,567
France — 2.4%
AXA SA	695,153	20,690,017
Security	Shares	Value

France (continued)
BNP Paribas SA	388,711	$26,875,878
Credit Agricole SA	474,355	6,763,025
SCOR SE	53,463	1,669,030
Societe Generale SA	270,554	9,298,592
		65,296,542

Germany — 2.6%
Allianz SE, Registered	139,972	33,013,601
Commerzbank AG(a)	327,784	2,479,873
Deutsche Bank AG, Registered(a)	698,064	8,694,397
Deutsche Boerse AG	64,203	10,720,257
Hannover Rueck SE	20,394	3,866,631
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	47,363	13,981,968
		72,756,727

Hong Kong — 2.3%
AIA Group Ltd.	4,103,600	41,416,981
Hong Kong Exchanges & Clearing Ltd.	406,400	23,767,883
		65,184,864

Italy — 1.5%
Assicurazioni Generali SpA	409,399	8,652,532
FinecoBank Banca Fineco SpA	210,520	3,686,736
Intesa Sanpaolo SpA	5,780,465	14,930,497
Mediobanca Banca di Credito Finanziario SpA	245,107	2,813,945
UniCredit SpA	754,417	11,596,403
		41,680,113

Japan — 4.0%
Dai-ichi Life Holdings Inc.	376,600	7,596,010
Daiwa Securities Group Inc.	518,500	2,925,891
Japan Exchange Group Inc.	178,000	3,899,870
Mitsubishi UFJ Financial Group Inc.	4,362,400	23,741,378
Mizuho Financial Group Inc.	858,610	10,905,422
MS&AD Insurance Group Holdings Inc.	157,400	4,846,706
Nomura Holdings Inc.	1,048,800	4,568,204
ORIX Corp.	413,500	8,438,778
Resona Holdings Inc.	817,700	3,177,726
Sompo Holdings Inc.	121,700	5,132,539
Sumitomo Mitsui Financial Group Inc.	465,000	15,878,484
Sumitomo Mitsui Trust Holdings Inc.	127,027	4,247,572
T&D Holdings Inc.	204,600	2,613,921
Tokio Marine Holdings Inc.	237,700	13,232,672
		111,205,173

Malta — 0.0%
BGP Holdings PLC(b)	608,993	7

Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O	835,117	5,425,375

Netherlands — 1.3%
ABN AMRO Bank NV, CVA(c)	141,440	2,079,126
Aegon NV	468,568	2,329,511
Euronext NV(c)	32,672	3,396,710
EXOR NV	38,668	3,461,468
ING Groep NV	1,319,805	18,349,252
NN Group NV	106,804	5,775,989
		35,392,056

Norway — 0.3%
DNB Bank ASA	307,194	7,026,672
Peru — 0.1%
Credicorp Ltd.	21,906	2,674,065

Schedule of Investments (unaudited) (continued)	iShares® Global Financials ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore — 1.3%
DBS Group Holdings Ltd.	612,900	$14,843,797
Oversea-Chinese Banking Corp. Ltd.	1,366,000	11,561,478
United Overseas Bank Ltd.	521,900	10,423,237
		36,828,512

South Korea — 0.4%
KB Financial Group Inc., ADR	135,324	6,246,556
Shinhan Financial Group Co. Ltd., ADR	179,122	5,536,661
		11,783,217

Spain — 1.3%
Banco Bilbao Vizcaya Argentaria SA	2,254,164	13,369,401
Banco Santander SA	5,862,223	19,468,889
CaixaBank SA	1,452,935	3,968,893
		36,807,183

Sweden — 1.7%
EQT AB	94,407	5,117,806
Industrivarden AB, Class A	63,982	2,032,979
Industrivarden AB, Class C	58,988	1,848,133
Investor AB, Class B	615,929	15,455,695
Kinnevik AB, Class B(a)	81,226	2,887,878
Skandinaviska Enskilda Banken AB, Class A	546,781	7,591,264
Svenska Handelsbanken AB, Class A	513,009	5,544,571
Swedbank AB, Class A	311,552	6,260,896
		46,739,222

Switzerland — 3.2%
Baloise Holding AG, Registered	15,511	2,531,594
Credit Suisse Group AG, Registered	858,463	8,323,330
Julius Baer Group Ltd.	75,469	5,046,782
Partners Group Holding AG	7,663	12,650,153
Swiss Life Holding AG, Registered	10,656	6,510,569
Swiss Re AG	98,534	9,726,631
UBS Group AG, Registered	1,251,656	22,466,328
Zurich Insurance Group AG	50,866	22,283,326
		89,538,713

Taiwan — 0.5%
CTBC Financial Holding Co. Ltd.	6,581,000	6,165,081
Fubon Financial Holding Co. Ltd.	2,586,000	7,118,030
		13,283,111

United Kingdom — 5.4%
3i Group PLC	325,965	6,389,973
Abrdn PLC	753,398	2,454,581
Admiral Group PLC	91,966	3,936,552
Aviva PLC	1,345,813	7,501,793
Barclays PLC	5,388,085	13,724,856
Direct Line Insurance Group PLC	440,852	1,665,804
Hargreaves Lansdown PLC	121,781	2,237,868
HSBC Holdings PLC	7,037,848	42,503,382
Legal & General Group PLC	2,030,824	8,201,057
Lloyds Banking Group PLC	23,981,268	15,573,227
London Stock Exchange Group PLC	109,371	10,288,544
M&G PLC	883,062	2,388,959
Natwest Group PLC	1,775,867	5,438,264
Prudential PLC	928,456	16,055,645
Schroders PLC	42,104	2,032,250
St. James’s Place PLC	182,323	4,166,487
Standard Chartered PLC	860,460	5,232,270
		149,791,512

United States — 52.5%
Aflac Inc.	205,681	12,009,714
Security	Shares	Value

United States (continued)
Allstate Corp. (The)	97,079	$11,421,344
American Express Co.	212,530	34,769,908
American International Group Inc.	281,161	15,986,814
Ameriprise Financial Inc.	37,892	11,430,501
Aon PLC, Class A.	74,611	22,425,082
Arthur J Gallagher & Co.	69,898	11,859,594
Assurant Inc.	19,468	3,034,282
Bank of America Corp.	2,438,863	108,505,015
Bank of New York Mellon Corp. (The)	258,474	15,012,170
Berkshire Hathaway Inc., Class B(a)	620,173	185,431,727
BlackRock Inc.(d)	48,369	44,284,722
Brown & Brown Inc.	79,517	5,588,455
Capital One Financial Corp.	144,044	20,899,344
Cboe Global Markets Inc.	36,453	4,753,471
Charles Schwab Corp. (The)	509,150	42,819,515
Chubb Ltd.	145,864	28,196,970
Cincinnati Financial Corp.	51,064	5,817,721
Citigroup Inc.	671,921	40,577,309
Citizens Financial Group Inc.	144,044	6,806,079
CME Group Inc.	122,018	27,876,232
Comerica Inc.	44,092	3,836,004
Discover Financial Services	99,247	11,468,983
Everest Re Group Ltd.	13,228	3,623,414
FactSet Research Systems Inc.	12,811	6,226,274
Fifth Third Bancorp.	231,536	10,083,393
First Republic Bank/CA.	60,706	12,536,396
Franklin Resources Inc.	92,888	3,110,819
Globe Life Inc.	31,135	2,917,972
Goldman Sachs Group Inc. (The)	114,951	43,974,505
Hartford Financial Services Group Inc. (The)	115,256	7,957,274
Huntington Bancshares Inc./OH	489,808	7,552,839
Intercontinental Exchange Inc.	190,387	26,039,230
Invesco Ltd.	116,478	2,681,324
JPMorgan Chase & Co.	1,000,768	158,471,613
KeyCorp.	315,281	7,292,450
Lincoln National Corp.	57,525	3,926,656
Loews Corp.	66,970	3,868,187
M&T Bank Corp.	43,301	6,650,168
MarketAxess Holdings Inc.	12,877	5,295,924
Marsh & McLennan Companies Inc.	171,274	29,770,847
MetLife Inc.	242,112	15,129,579
Moody’s Corp.	54,769	21,391,676
Morgan Stanley	486,105	47,716,067
MSCI Inc.	27,871	17,076,283
Nasdaq Inc.	39,822	8,363,018
Northern Trust Corp.	70,453	8,426,883
People’s United Financial Inc.	148,869	2,652,846
PNC Financial Services Group Inc.(The)	142,998	28,673,959
Principal Financial Group Inc.	82,714	5,982,704
Progressive Corp. (The)	197,826	20,306,839
Prudential Financial Inc.	128,000	13,854,720
Raymond James Financial Inc.	62,613	6,286,345
Regions Financial Corp.	326,245	7,112,141
S&P Global Inc.	81,474	38,450,025
Signature Bank/New York NY	20,588	6,659,600
State Street Corp.	123,472	11,482,896
SVB Financial Group(a)	19,835	13,452,890
Synchrony Financial	185,318	8,596,902
T Rowe Price Group Inc.	76,022	14,948,966
Travelers Companies Inc. (The)	83,309	13,032,027

Schedule of Investments (unaudited) (continued)	iShares® Global Financials ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Truist Financial Corp.	451,258	$26,421,156
U.S. Bancorp.	456,111	25,619,755
W R Berkley Corp.	47,753	3,934,370
Wells Fargo & Co.	1,351,187	64,829,952
Willis Towers Watson PLC	42,199	10,021,840
Zions Bancorp. NA	54,073	3,415,251
		1,460,628,931
Total Common Stocks — 99.2%
(Cost: $2,772,037,823)		2,758,781,753

Preferred Stocks

Brazil — 0.5%
Banco Bradesco SA, Preference Shares, ADR	1,649,022	5,639,655
Itau Unibanco Holding SA, Preference Shares, ADR	1,636,978	6,138,667
Itausa SA, Preference Shares, NVS	1,640,788	2,624,284
		14,402,606
Total Preferred Stocks — 0.5%
(Cost: $21,640,977)		14,402,606
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	3,180,000	$3,180,000

Total Short-Term Investments — 0.1%
(Cost: $3,180,000)		3,180,000
Total Investments in Securities — 99.8%
(Cost: $2,796,858,800)		2,776,364,359

Other Assets, Less Liabilities — 0.2%		5,232,606

Net Assets — 100.0%		$2,781,596,965

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$1,798,588	$—		$(1,796,490)	(b)	$(2,098)	$—	$—	—	$12,394	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	540,000	2,640,000	(b)	—		—	—	3,180,000	3,180,000	160		—
BlackRock Inc.	6,674,808	50,354,489		(16,535,348)		3,398,893	391,880	44,284,722	48,369	617,208		—
						$3,396,795	$391,880	$47,464,722		$629,762		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Financial Select Sector Index	46	03/18/22	$5,526	$62,028
Euro STOXX 50 Index	18	03/18/22	876	18,721
FTSE 100 Index	12	03/18/22	1,191	18,900
				$99,649

Schedule of Investments (unaudited) (continued)	iShares® Global Financials ETF
December 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,720,220,947	$1,038,560,799	$7	$2,758,781,753
Preferred Stocks	11,778,322	2,624,284	—	14,402,606
Money Market Funds	3,180,000	—	—	3,180,000
	$1,735,179,269	$1,041,185,083	$7	$2,776,364,359
Derivative financial instruments(a)
Assets
Futures Contracts	$62,028	$37,621	$—	$99,649

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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